MFS Growth Allocation Portfolio (Second Prospectus Summary) | MFS Growth Allocation Portfolio
Summary of Key Information
Investment Objective
The investment objective of the fund is to seek a high level of total return consistent with a greater than moderate level of risk relative to the other MFS
Asset Allocation Portfolios. (The MFS Asset Allocation Portfolios currently are
MFS Conservative Allocation Portfolio, MFS Moderate Allocation Portfolio, and
MFS Growth Allocation Portfolio.)
Fees and Expenses
This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund's Investment Advisory Agreement with
MFS. If the fees and expenses imposed by the insurance company that issued your variable contracts through which the fund is offered were included, your expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	MFS Growth Allocation Portfolio Service Class
Management Fee	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Acquired (Underlying) Fund Fees and Expenses	0.88%
Total Annual Fund Operating Expenses	1.19%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MFS Growth Allocation Portfolio Service Class	121	378	654	1,443

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example," affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts
Financial Services Company, the fund's investment adviser), referred to as underlying funds. The underlying funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund's assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds) based on the risk/return potential of the different asset classes and the risk profile of the fund. The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of December 10, 2012, the fund's target allocation among asset classes and the underlying funds was:

Bond Funds:                             21%
MFS Global Governments Portfolio         4%
MFS Government Securities Portfolio      0%
MFS High Yield Portfolio                 5%
MFS Inflation-Adjusted Bond Portfolio    5%
MFS Limited Maturity Portfolio           2%
MFS Research Bond Series                 5%
Specialty Funds:                         5%
MFS Global Real Estate Portfolio         5%
International Stock Funds:              20%
MFS Emerging Markets Equity Portfolio    1%
MFS International Growth Portfolio       5%
MFS International Value Portfolio        5%
MFS Research International Portfolio     9%
U.S. Stock Funds:                       54%
MFS Growth Series                       11%
MFS Mid Cap Growth Series                9%
MFS Mid Cap Value Portfolio              9%
MFS New Discovery Series                 2%
MFS New Discovery Value Portfolio        2%
MFS Research Series                     10%
MFS Value Series 11%
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection and Allocation Risk: MFS' investment analysis, its selection of investments, and its assessment of the risk/return potential of asset classes and underlying funds may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.

Stock Market/Company Risk: Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk: Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Interest Rate Risk: The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as "high yield securities"
or "junk bonds") can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics.
Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation.
If inflation is negative, principal and income can both decline.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk: It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies. The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling
1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.
Service Class Bar Chart.

The total return for the nine-month period ended September 30, 2012, was
10.59%.  During the period(s) shown in the bar chart, the highest quarterly return was 16.75% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (14.69)% (for the calendar quarter ended September 30,
2011).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Growth Allocation Portfolio	Label		1 Year	Since Inception	Inception Date
Service Class	Service Class Shares		(3.90%)	6.51%	Oct. 01, 2008
Standard & Poor's 500 Stock Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index		2.11%	4.65%	Oct. 01, 2008
Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index		1.45%	7.04%	Oct. 01, 2008
MFS Growth Allocation Fund Blended Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MFS Growth Allocation Fund Blended Index	[1]	(0.24%)	4.79%	Oct. 01, 2008
[1]	As of December 31, 2011, the MFS Growth Allocation Fund Blended Index (the "Blended Index") consisted of the following indices and weightings: (52%) Standard & Poor's 500 Stock Index; (20%) MSCI EAFE (Europe, Australasia, Far East) Index; (4%); The Dow Jones-UBS Commodity Index; (3%) FTSE EPRA/NAREIT Developed Real Estate Index; and (21%) Barclays U.S. Aggregate Bond Index. The underlying indices and weightings of the Blended Index may have differed during the period, and may differ in the future.

Effective December 8, 2012, the Standard & Poor's 500 Stock Index and the
MFS Growth Allocation Fund Blended Index replaced the Dow Jones Moderately
Aggressive U.S. Relative Risk Portfolio Index because MFS believes the
Standard & Poor's 500 Stock Index and the MFS Growth Allocation Fund Blended
Index better reflect the fund's current investment strategies.